Submission	Jul. 25, 2025
Submission [Line Items]
Central Index Key	0001971115
Registrant Name	Ryde Group Ltd
Registration File Number	333-288587
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES